Financial instruments	12 Months Ended
Dec. 31, 2021
Financial Instrments [Abstract]
Financial instruments	Financial instruments
25.1Capital management
The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders.
25.2Categories of financial instruments

As of December 31, 2021 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	61	—	—	61
Other current assets	4	—	—	4
Cash and cash equivalents	102,707	—	—	102,707
Total financial assets	102,772	—	—	102,772
Lease liabilities	—	—	292	292
Trade payables	—	—	8,595	8,595
Accrued expenses	—	—	8,339	8,339
Total financial liabilities	—	—	17,226	17,226

As of December 31, 2020 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	64	—	—	64
Other current assets	4	—	—	4
Cash and cash equivalents	40,172	—	—	40,172
Total financial assets	40,240	—	—	40,240
Convertible loan	—	—	—	—
Contingent consideration liabilities		19,140	—	19,140
Lease liabilities	—	—	116	116
Trade payables	—	—	9,490	9,490
Accrued expenses	—	—	5,247	5,247
Other current liabilities	—	—	110	110
Total financial liabilities	—	19,140	14,963	34,103

As of December 31, 2019 In thousands of USD	Financial assets at amortized cost (incl. Cash and cash equivalents)	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
Financial assets	72	—	—	72
Other current assets	12	—	—	12
Cash and cash equivalents	19,813	—	—	19,813
Total financial assets	19,897	—	—	19,897
Convertible loan	—	19,737	—	19,737
Contingent consideration liabilities		6,202		6,202
Lease liabilities	—	—	248	248
Trade payables	—	—	3,222	3,222
Accrued expenses	—	—	2,876	2,876
Other current liabilities	—	—	31	31
Total financial liabilities	—	25,939	6,377	32,316
The carrying amounts of financial assets and financial liabilities recognized in the Consolidated and Carve-out Financial Statements approximate their fair values.
25.3Financial risk management
The Group is exposed to various financial risks such as credit risk, liquidity risk and market risk (including interest-rate and currency risk). The following sections provide an overview of the extent of the individual risks and the goals, principles and processes employed to handle these risks.
Credit risk
Credit risk refers to the risk that a counter party will default on its contractual obligations resulting in financial loss to the Group. Counterparty risk is minimized by ensuring that the majority of cash and cash equivalents are held with one major Swiss bank, with an A rating as per Standard & Poor’s.
The carrying amount of financial assets recorded in the consolidated financial statements represents the Group’s maximum exposure to credit risk without taking into account the value of any collateral obtained.
Liquidity risk
Liquidity risk management implies maintaining sufficient cash and cash equivalents to meet the financial obligations of the Group. Currently the major liquidity sources are represented by shareholders and investors who systematically made up for major liquidity requirements. Management monitors the Group’s net liquidity position through rolling forecasts on the basis of expected cash flows. To ensure liquidity for the next major development stages, the Group obtained financing in 2021 totaling USD 154,125 thousand.
All the financial liabilities are non-interest bearing, except for the Convertible Loans (Note 24). The tables below summarize the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

As of December 31, 2021 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total

Trade payables	8,595	—	—	—	8,595
Accrued expenses	8,339	—	—	—	8,339
Lease liabilities	134	158	—	—	292
Other current liabilities	—	—	—	—	—
Total financial liabilities	17,068	158	—	—	17,226

As of December 31, 2020 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total

Contingent consideration liabilities	20,000	—	—	—	20,000
Trade payables	9,490	—	—	—	9,490
Accrued expenses	5,247	—	—	—	5,247
Lease liabilities	129	4	—	—	133
Other current liabilities	110	—	—	—	110
Total financial liabilities	34,976	4	—	—	34,980

As of December 31, 2019 In thousands of USD	less than 12 months	between 1-5 years	Over 5 years	unlimited	Total

Convertible Loans	17,086	—	—	—	17,086
Contingent consideration liabilities	7,140	—	—	—	7,140
Trade payables	3,222	—	—	—	3,222
Accrued expenses	2,876	—	—	—	2,876
Lease liabilities	145	106	—	—	251
Other current liabilities	31	—	—	—	31
Total financial liabilities	30,500	106	—	—	30,606
Interest rate risk
With the exception of short-term cash deposits, the Group has no other interest-bearing assets or liabilities and the interest rate risk exposure is therefore minimized.
Currency risk
With the exception of certain short-term cash deposits, which are held in foreign currencies (for details refer to Note 17), as well as trade payables in foreign currencies (for details refer to Note 21), the Group is not exposed to any foreign currency risk. As the cash balances in foreign currencies are held for settlement of expected invoices in these currencies, they are naturally hedged.
In light of the Group’s foreign currency positions and assuming that all other variables remain unchanged, any change in the foreign exchange rates of USD/CHF and USD/CAD resulting from a 5% increase/(decrease) in the foreign currencies against CHF would have an impact of USD 4,484 thousand/(USD 4,954 thousand) (2020:USD 1,949 thousand/(USD 2,154 thousand) on the Group’s result. The calculated foreign currency risk is mainly due to cash balances in USD. As a significant portion of this cash balance will be used to pay invoices in USD, part of the risk is naturally hedged.
During the year ended December 31, 2021, the Group did not enter into any forward currency transactions.
25.4Reconciliation of liabilities arising from financing activities

			Non-cash changes
In thousands of USD	January 1, 2021	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2021
Lease liabilities (Note 27)	116	(134)	—	—	309	1	—	292
Total	116	(134)	—	—	309	1	—	292

			Non-cash changes
In thousands of USD	January 1, 2020	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2020
Convertible Loans (Note 24)	19,737	2,931	421	564	(18)	513	(24,148)	—
Lease liabilities (Note 27)	248	(148)	—	—	14	2	—	116
Total	19,985	2,783	421	564	(4)	515	(24,148)	116

			Non-cash changes
In thousands of USD	January 1, 2019	Financing Cash flows	Distribution to shareholders	Changes in fair value	Other changes	Accrued interest	Conversion into shares	December 31, 2019
Convertible Loans (Note 24)	—	17,069	2,637	—	14	17	—	19,737
Lease liabilities (Note 27)	—	(86)	—	—	332	2	—	248
Total	—	16,983	2,637	—	346	19	—	19,985